FI - Roll-forward of assets measured at fair value on recurring basis (Details 4) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Assets measured at fair value on a recurring basis for level 3
Retained Earnings (Accumulated Deficit)	SFr 9,868		SFr 7,659
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		SFr 0
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		0
Issuances, assets		3
Settlements, assets		(3)
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Recurring basis | Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Recurring basis | Securities received as collateral
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets		14
Transfers in, assets		0
Transfers out, assets		0
Purchases, assets		0
Sales, assets		(14)
Issuances, assets		0
Settlements, assets		0
Gain (loss) on transfers in/out included in trading revenues, assets		0
Gain (loss) on all other activity included in trading revenues, assets		0
Gain (loss) on transfers in/out included in other revenues, assets		0
Gain (loss) on all other activity included in other revenues, assets		0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets		0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets		0
Foreign currency translation impact, assets		0
Balance at end of period, assets		0
Recurring basis | Securities received as collateral | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses		0
Recurring basis | Trading assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,828	4,503
Transfers in, assets	708	907
Transfers out, assets	(465)	(1,174)
Purchases, assets	807	3,539
Sales, assets	(1,550)	(3,324)
Issuances, assets	406	580
Settlements, assets	(349)	(548)
Gain (loss) on transfers in/out included in trading revenues, assets	44	36
Gain (loss) on all other activity included in trading revenues, assets	(611)	(338)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(108)	227
Balance at end of period, assets	2,712	4,400
Recurring basis | Trading assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(251)	477
Recurring basis | Trading assets | Debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,211	1,225
Transfers in, assets	509	515
Transfers out, assets	(226)	(733)
Purchases, assets	660	2,899
Sales, assets	(1,283)	(2,571)
Issuances, assets	0	0
Settlements, assets	(21)	0
Gain (loss) on transfers in/out included in trading revenues, assets	(12)	(106)
Gain (loss) on all other activity included in trading revenues, assets	0	(313)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	2	(8)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(38)	97
Balance at end of period, assets	802	1,005
Recurring basis | Trading assets | Debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	36	562
Recurring basis | Trading assets | Debt securities | Corporate debt securities
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	413	478
Transfers in, assets	347	161
Transfers out, assets	(99)	(385)
Purchases, assets	604	2,412
Sales, assets	(757)	(2,048)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	(10)	(106)
Gain (loss) on all other activity included in trading revenues, assets	25	(276)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(19)	63
Balance at end of period, assets	504	299
Recurring basis | Trading assets | Debt securities | Corporate debt securities | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	67	662
Recurring basis | Trading assets | Debt securities | RMBS
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	444	424
Transfers in, assets	61	77
Transfers out, assets	(114)	(131)
Purchases, assets	27	243
Sales, assets	(313)	(326)
Issuances, assets	0	0
Settlements, assets	(6)	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	4
Gain (loss) on all other activity included in trading revenues, assets	(2)	100
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(10)	19
Balance at end of period, assets	87	410
Recurring basis | Trading assets | Debt securities | RMBS | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	9	28
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	216
Transfers in, assets	86
Transfers out, assets	(6)
Purchases, assets	29
Sales, assets	(158)
Issuances, assets	0
Settlements, assets	(6)
Gain (loss) on transfers in/out included in trading revenues, assets	0
Gain (loss) on all other activity included in trading revenues, assets	(1)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	2
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(3)
Balance at end of period, assets	159
Recurring basis | Trading assets | Debt securities | Collateralized debt obligations | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(20)
Recurring basis | Trading assets | Derivative instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,661	2,187
Transfers in, assets	172	216
Transfers out, assets	(173)	(326)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	406	580
Settlements, assets	(293)	(409)
Gain (loss) on transfers in/out included in trading revenues, assets	25	98
Gain (loss) on all other activity included in trading revenues, assets	(558)	(31)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(45)	83
Balance at end of period, assets	1,195	2,398
Recurring basis | Trading assets | Derivative instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(257)	17
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	671	624
Transfers in, assets	4	4
Transfers out, assets	(30)	(6)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	33	60
Settlements, assets	(48)	(28)
Gain (loss) on transfers in/out included in trading revenues, assets	(1)	(1)
Gain (loss) on all other activity included in trading revenues, assets	(553)	252
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(29)	20
Balance at end of period, assets	47	925
Recurring basis | Trading assets | Derivative instruments | Interest rate derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(396)	141
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	295
Transfers in, assets	70
Transfers out, assets	(79)
Purchases, assets	0
Sales, assets	0
Issuances, assets	233
Settlements, assets	(74)
Gain (loss) on transfers in/out included in trading revenues, assets	19
Gain (loss) on all other activity included in trading revenues, assets	18
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	6
Balance at end of period, assets	488
Recurring basis | Trading assets | Derivative instruments | Equity/Index-related products | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	111
Recurring basis | Trading assets | Derivative instruments | Credit derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	130
Transfers in, assets	82
Transfers out, assets	(45)
Purchases, assets	0
Sales, assets	0
Issuances, assets	28
Settlements, assets	(55)
Gain (loss) on transfers in/out included in trading revenues, assets	4
Gain (loss) on all other activity included in trading revenues, assets	(1)
Gain (loss) on transfers in/out included in other revenues, assets	0
Gain (loss) on all other activity included in other revenues, assets	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0
Foreign currency translation impact, assets	(3)
Balance at end of period, assets	140
Recurring basis | Trading assets | Derivative instruments | Credit derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	9
Recurring basis | Trading assets | Derivative instruments | Other derivatives
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	548	1,034
Transfers in, assets	0	10
Transfers out, assets	0	(5)
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	103	158
Settlements, assets	(112)	(154)
Gain (loss) on transfers in/out included in trading revenues, assets	1	3
Gain (loss) on all other activity included in trading revenues, assets	(27)	(381)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(18)	41
Balance at end of period, assets	495	706
Recurring basis | Trading assets | Derivative instruments | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	21	(373)
Recurring basis | Trading assets | Other
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	734	896
Transfers in, assets	10	57
Transfers out, assets	(63)	(45)
Purchases, assets	135	555
Sales, assets	(164)	(727)
Issuances, assets	0	0
Settlements, assets	(35)	(139)
Gain (loss) on transfers in/out included in trading revenues, assets	3	6
Gain (loss) on all other activity included in trading revenues, assets	(37)	82
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(21)	37
Balance at end of period, assets	562	722
Recurring basis | Trading assets | Other | Other derivatives | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(12)	(112)
Recurring basis | Other investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	3,313	3,666
Transfers in, assets	6	71
Transfers out, assets	(921)	0
Purchases, assets	15	51
Sales, assets	(97)	(118)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(234)	(162)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(73)	(52)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(67)	118
Balance at end of period, assets	1,942	3,574
Recurring basis | Other investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(234)	(99)
Recurring basis | Other investments | Other equity investments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	2,725	2,863
Transfers in, assets	3	71
Transfers out, assets	(921)	0
Purchases, assets	3	37
Sales, assets	(33)	(5)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(226)	(115)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(73)	(60)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(50)	84
Balance at end of period, assets	1,428	2,875
Recurring basis | Other investments | Other equity investments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(244)	(77)
Recurring basis | Other investments | Life finance instruments
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	587	789
Transfers in, assets	0	0
Transfers out, assets	0	0
Purchases, assets	12	14
Sales, assets	(64)	(105)
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(8)	(47)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(17)	34
Balance at end of period, assets	510	685
Recurring basis | Other investments | Life finance instruments | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	13	(22)
Recurring basis | Loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	1,040	1,534
Transfers in, assets	222	313
Transfers out, assets	(81)	(317)
Purchases, assets	1	0
Sales, assets	(17)	(20)
Issuances, assets	5	3
Settlements, assets	(238)	(369)
Gain (loss) on transfers in/out included in trading revenues, assets	27	21
Gain (loss) on all other activity included in trading revenues, assets	(125)	(64)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(19)	88
Balance at end of period, assets	815	1,189
Recurring basis | Loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(38)	(97)
Recurring basis | Commercial and industrial loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	300	717
Transfers in, assets	164	74
Transfers out, assets	(81)	(300)
Purchases, assets	0	0
Sales, assets	(15)	(8)
Issuances, assets	5	3
Settlements, assets	(75)	(123)
Gain (loss) on transfers in/out included in trading revenues, assets	25	12
Gain (loss) on all other activity included in trading revenues, assets	(106)	(46)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	2	39
Balance at end of period, assets	219	368
Recurring basis | Commercial and industrial loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(44)	(54)
Recurring basis | Financial institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	398	465
Transfers in, assets	1	75
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	(95)	(219)
Gain (loss) on transfers in/out included in trading revenues, assets	1	0
Gain (loss) on all other activity included in trading revenues, assets	(6)	10
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(12)	33
Balance at end of period, assets	287	364
Recurring basis | Financial institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	10	(17)
Recurring basis | Governments and public institutions loans
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	254	289
Transfers in, assets	41	95
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	(1)	0
Issuances, assets	0	0
Settlements, assets	(65)	1
Gain (loss) on transfers in/out included in trading revenues, assets	1	(1)
Gain (loss) on all other activity included in trading revenues, assets	(6)	(25)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(5)	12
Balance at end of period, assets	219	371
Recurring basis | Governments and public institutions loans | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	3	(26)
Recurring basis | Other intangible assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	359	167
Transfers in, assets	43	102
Transfers out, assets	0	0
Purchases, assets	0	0
Sales, assets	0	0
Issuances, assets	0	0
Settlements, assets	0	0
Gain (loss) on transfers in/out included in trading revenues, assets	0	0
Gain (loss) on all other activity included in trading revenues, assets	(54)	(21)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(11)	7
Balance at end of period, assets	337	255
Recurring basis | Other intangible assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(54)	(21)
Recurring basis | Other assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	773	694
Transfers in, assets	305	170
Transfers out, assets	(143)	(114)
Purchases, assets	192	510
Sales, assets	(179)	(512)
Issuances, assets	28	114
Settlements, assets	(78)	(199)
Gain (loss) on transfers in/out included in trading revenues, assets	7	6
Gain (loss) on all other activity included in trading revenues, assets	5	3
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(2)	4
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(1)	46
Balance at end of period, assets	907	722
Recurring basis | Other assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(19)	0
Recurring basis | Other assets - of which loans held-for-sale
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	648	562
Transfers in, assets	302	153
Transfers out, assets	(142)	(109)
Purchases, assets	156	493
Sales, assets	(152)	(509)
Issuances, assets	28	113
Settlements, assets	(77)	(199)
Gain (loss) on transfers in/out included in trading revenues, assets	7	14
Gain (loss) on all other activity included in trading revenues, assets	27	9
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	0	0
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	2	39
Balance at end of period, assets	799	566
Recurring basis | Other assets - of which loans held-for-sale | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	(1)	2
Recurring basis | Assets
Assets measured at fair value on a recurring basis for level 3
Balance at beginning of period, assets	9,313	10,578
Transfers in, assets	1,284	1,563
Transfers out, assets	(1,610)	(1,605)
Purchases, assets	1,015	4,100
Sales, assets	(1,843)	(3,988)
Issuances, assets	439	700
Settlements, assets	(665)	(1,119)
Gain (loss) on transfers in/out included in trading revenues, assets	78	63
Gain (loss) on all other activity included in trading revenues, assets	(1,019)	(582)
Gain (loss) on transfers in/out included in other revenues, assets	0	0
Gain (loss) on all other activity included in other revenues, assets	(73)	(56)
Gain (loss) on transfers in/out included in accumulated other comprehensive income, assets	0	0
Gain (loss) on all other activity included in accumulated other comprehensive income, assets	0	0
Foreign currency translation impact, assets	(206)	486
Balance at end of period, assets	6,713	10,140
Recurring basis | Assets | Net Revenue [Member]
Assets measured at fair value on a recurring basis for level 3
Changes in unrealized gains/losses	SFr (596)	SFr 260